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EATON VANCE(R)
==============

                                                    [Photo of Pillars and Steps]

Semiannual Report June 30, 2000

[Photo of Bridge with Buildings]

                                   EATON VANCE
                                  INSTITUTIONAL
                                     SENIOR
                                 FLOATING-RATE
                                      FUND

                                      [symbol]
                               75 YEARS OF EXCELLENCE
                                  EATON 75th VANCE
                                    ANNIVERSARY

[Photo of Large Hall]

Eaton Vance Institutional Senior Floating-Rate Fund AS OF JUNE 30, 2000

-------------------------------------------------------------------------------
INVESTMENT UPDATE
-------------------------------------------------------------------------------

Investment Environment
-------------------------------------------------------------------------------

The Loan Market

o The loan market has continued to grow in dollar volume, deal activity and the number of market participants. Syndicated loan volume exceeded $1 trillion in 1999, with senior, secured floating-rate loans making up roughly two-thirds of that amount, according to Loan Pricing Corp. Loan volume has remained strong in 2000, with improving liquidity and increasing market depth.

o In mid-May, the Federal Reserve raised the Federal Funds rate - a key short-term interest rate barometer - by 50 basis points (.50%), the sixth increase in a year, for a total of 175 basis points (1.75%). Those rate hikes have been reflected in similar increases in LIBOR, the benchmark rate upon which floating-rate loan interest rates are based.

o There has been a shift in focus away from "old economy" companies toward "new economy" companies. Media and telecom companies have been among the most active borrowers in recent years and that trend is expected to continue in 2000. These new economy companies have significant capital requirements and the loan market is increasingly viewed as an attractive alternative to the bond markets.

The Fund
-------------------------------------------------------------------------------

Performance for the Period

o The Fund distributed $0.394 in income dividends during the six months ended June 30, 2000. Based on a $9.87 net asset value on June 30, 2000, the Fund had a distribution rate of 8.29%.(1) The Fund's SEC 30-day yield at June 30 was 8.41%.(2)

o The Fund had a six-month total return of 3.53%, which, once again, well exceeded the rate of inflation. According to the Consumer Price Index, inflation advanced at an annualized rate of 2.38% in the first half of 2000.

The Portfolio's Investments

o Industry diversification remained a major emphasis of the Portfolio, with investments in over 50 different industries and 358 borrowers at June 30. The average loan as a percentage of the Portfolio's total net assets had declined to 0.25%. The 10 largest holdings represented only 10.4% of the Portfolio, indicating a limited exposure to risk in any single borrower.

o Wireless telecommunications companies constituted the Portfolio's largest industry weighting at June 30. Nextel Communications, Inc. provides digital wireless services in major metropolitan areas, primarily to business customers. The company serviced six million digital units in the first half of 2000 and witnessed a 59% rise in revenues in the second quarter alone.

o Cable television remained a large focus within the Portfolio. Charter Communications, Inc. is the nation's fourth largest cable network and has been a pioneer in providing bandwidth-intensive, interactive services, including Internet, music downloading, bill-paying and e-commerce. In the first quarter of 2000, Charter saw revenues increase more than fourfold from a year earlier.

o In the lodging industry, Starwood Hotels & Resorts is one of the world's largest operators, with 725 hotels in 80 countries. Starwood signed contracts for 30,000 new hotel rooms in 1999 alone, and is on a similar pace in 2000. Importantly, while the company is in a fast-growth mode, Starwood has divested itself of $7 billion in non-strategic assets, using the proceeds, in part, to pay down debt.

o In the leisure area, Blockbuster Entertainment, Inc. operates 7,200 video rental stores throughout the U.S. The company recently announced plans with Enron Broadband Services to offer movies-on-demand. The move seeks to take advantage of the growing in-home entertainment industry, which is expected to reach $20 billion by year-end.

-------------------------------------------------------------------------------
Shares of the Fund are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested. Yield will vary.
-------------------------------------------------------------------------------

Fund Information
as of June 30, 2000

Performance(3)

-------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------------------
One Year                                               7.18%
Life of Fund (5/7/99)                                  7.28

FIVE LARGEST INDUSTRY WEIGHTINGS(4)
-------------------------------------------------------------------------------

Telecommunications -- Wireless                         7.4%
Cable Television                                       7.2%
Comercial Services                                     4.1%
Chemicals                                              4.0%
Auto Components                                        3.9%

(1)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the offering price. (2) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. (4) Industry weightings are subject to change due to active management. Five largest industry weightings account for 26.6% of the Portfolio's investments, determined by dividing the total market value of the holdings by the total net assets of the Portfolio.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when repurchased, may be worth more or less than their original cost.

Eaton Vance Institutional Senior Floating-Rate Fund AS OF JUNE 30, 2000

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FINANCIAL STATEMENTS (Unaudited)
-------------------------------------------------------------------------------

Statement of Assets and Liabilities

As of June 30, 2000
Assets
-------------------------------------------------------------------------------
Investment in Senior Debt Portfolio, at value
  (identified cost, $170,690,962)                                  $169,563,180
Receivable for Trust shares sold                                        587,315
Receivable from Administrator                                            14,978
Prepaid expenses                                                         56,888
-------------------------------------------------------------------------------
Total assets                                                       $170,222,361
-------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------
Dividends payable                                                  $    339,902
Payable to affiliate for Trustees' fees                                     748
Accrued expenses                                                         44,013
-------------------------------------------------------------------------------
Total liabilities                                                  $    384,663
-------------------------------------------------------------------------------
Net Assets for 17,201,786 shares of
  beneficial interest outstanding                                  $169,837,698
-------------------------------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------------------------------
Paid-in capital                                                    $171,144,319
Accumulated net realized loss from Portfolio (computed on the
  basis of identified cost)                                            (252,857)
Accumulated undistributed net investment income                          74,018
Net unrealized depreciation from Portfolio (computed on the
  basis of identified cost)                                          (1,127,782)
-------------------------------------------------------------------------------
Total                                                              $169,837,698
-------------------------------------------------------------------------------

Net Asset Value, Offering and Redemption
Price Per Share
-------------------------------------------------------------------------------
($169,837,698 / 17,201,786 shares
  of beneficial interest outstanding)                              $       9.87
-------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Institutional Senior Floating-Rate Fund AS OF JUNE 30, 2000

-------------------------------------------------------------------------------
FINANCIAL STATEMENTS (Unaudited)
-------------------------------------------------------------------------------

Statement of Operations

For the Period Ended June 30, 2000
Investment Income
-------------------------------------------------------------------------------
Interest allocated from Portfolio                                   $ 6,046,622
Facility fee income allocated from Portfolio                             69,055
Miscellaneous income allocated from Portfolio                             2,400
Expenses allocated from Portfolio                                      (309,917)
-------------------------------------------------------------------------------
Net investment income from Portfolio                                $ 5,808,160
-------------------------------------------------------------------------------

Expenses
-------------------------------------------------------------------------------
Administration fee                                                  $    69,646
Trustees fees and expenses                                                1,870
Registration fees                                                        76,337
Transfer and dividend disbursing agent fees                              22,423
Printing and postage                                                     20,302
Legal and accounting services                                            12,737
Custodian fee                                                             5,523
Miscellaneous                                                            11,546
-------------------------------------------------------------------------------
Total expenses                                                      $   220,384
-------------------------------------------------------------------------------

Deduct --
  Preliminary allocation of expenses to the Administrator           $    14,978
-------------------------------------------------------------------------------
Total expense reductions                                            $    14,978
-------------------------------------------------------------------------------

Net expenses                                                        $   205,406
-------------------------------------------------------------------------------

Net investment income                                               $ 5,602,754
-------------------------------------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
-------------------------------------------------------------------------------
Net realized gain (loss) --
  Investment transactions (identified cost basis)                   $  (188,179)
-------------------------------------------------------------------------------
Net realized loss                                                   $  (188,179)
-------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
  Investments (identified cost basis)                               $  (666,382)
-------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                $  (666,382)
-------------------------------------------------------------------------------

Net realized and unrealized loss                                    $  (854,561)
-------------------------------------------------------------------------------

Net increase in net assets from operations                          $ 4,748,193
-------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Institutional Senior Floating-Rate Fund AS OF JUNE 30, 2000

---------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS CONT'D
---------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets
                                                               Six Months Ended
Increase (Decrease)                                            June 30, 2000         Year Ended
in Net Assets                                                  (Unaudited)           December 31, 1999(1)
---------------------------------------------------------------------------------------------------------
From operations --
  Net investment income                                            $  5,602,754           $  1,983,597
  Net realized loss                                                    (188,179)               (64,678)
  Net change in unrealized
    appreciation (depreciation)                                        (666,382)              (461,400)
---------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                         $  4,748,193           $  1,457,519
---------------------------------------------------------------------------------------------------------
Distributions to shareholders --
  From net investment income                                       $ (5,537,710)          $ (1,974,623)
---------------------------------------------------------------------------------------------------------
Total distributions to shareholders                                $ (5,537,710)          $ (1,974,623)
---------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
  Proceeds from sale of shares                                     $110,104,828           $105,075,090
  Net asset value of shares issued to shareholders
    in payment of distributions declared                              3,561,030              1,038,272
  Cost of shares repurchased                                        (42,386,963)            (6,347,938)
---------------------------------------------------------------------------------------------------------
Net increase in net assets from Fund share transactions            $ 71,278,895           $ 99,765,424
---------------------------------------------------------------------------------------------------------

Net increase in net assets                                         $ 70,489,378           $ 99,248,320
---------------------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------------------
At beginning of period                                             $ 99,348,320           $    100,000
---------------------------------------------------------------------------------------------------------
At end of period                                                   $169,837,698           $ 99,348,320
---------------------------------------------------------------------------------------------------------

Accumulated undistributed net investment income included in net assets
---------------------------------------------------------------------------------------------------------

At end of period                                                   $     74,018           $      8,974
---------------------------------------------------------------------------------------------------------
(1) For the period from the start of business, May 7, 1999, to December 31, 1999.

                                     See notes to financial statements

Eaton Vance Institutional Senior Floating-Rate Fund AS OF JUNE 30, 2000

-------------------------------------------------------------------------------
FINANCIAL STATEMENTS CONT'D
-------------------------------------------------------------------------------

Statement of Cash Flows
                                                               Six Months Ended
                                                               June 30, 2000*
                                                               (Unaudited)

Increase (Decrease) in Cash
-------------------------------------------------------------------------------
Cash Flows From (Used For) Operating Activities --
  Purchase of interests in Senior Debt Portfolio                  $(109,781,379)
  Withdrawal of interests in Senior Debt Portfolio                   44,529,272
  Operating expenses paid                                              (123,757)
-------------------------------------------------------------------------------
Net cash used for operating activities                            $ (65,375,864)
-------------------------------------------------------------------------------
Cash Flows From (Used For) Financing Activities --
  Proceeds from shares sold                                       $ 109,693,210
  Payments for shares repurchased                                 $ (42,386,963)
  Cash distributions paid (excluding reinvestments of
    distributions of $3,561,030)                                     (1,930,383)
-------------------------------------------------------------------------------
Net cash from financing activities                                $  65,375,864
-------------------------------------------------------------------------------

Net increase in cash                                              $        --
-------------------------------------------------------------------------------

Cash at Beginning of Period                                       $        --
-------------------------------------------------------------------------------

Cash at End of Period                                             $        --
-------------------------------------------------------------------------------

Reconciliation of Net Increase in Net Assets
From Operations to Net Cash Used For
Operating Activities
-------------------------------------------------------------------------------
Net increase in net assets from operations                        $   4,748,193
Increase in prepaid expenses                                            (28,682)
Decrease in receivable from administrator                                73,192
Increase in payable to affiliate                                            748
Increase in accrued expenses                                             36,391
Net increase in investments                                         (70,205,706)
-------------------------------------------------------------------------------
Net cash used for operating activities                            $ (65,375,864)
-------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Institutional Senior Floating-Rate Fund AS OF JUNE 30, 2000

-------------------------------------------------------------------------------
FINANCIAL STATEMENTS CONT'D
-------------------------------------------------------------------------------

Financial Highlights

                                     Six Months Ended
                                     June 30, 2000          Period Ended
                                     (Unaudited)            December 31, 1999(1)
-------------------------------------------------------------------------------
Net asset value -- Beginning of period       $  9.920       $10.000
-------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------
Net investment income                        $  0.398       $ 0.472
Net realized and unrealized loss               (0.053)       (0.081)
-------------------------------------------------------------------------------
Total income from operations                 $  0.345       $ 0.391
-------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------
From net investment income                   $ (0.395)      $(0.471)
-------------------------------------------------------------------------------
Total distributions                          $ (0.395)      $(0.471)
-------------------------------------------------------------------------------

Net asset value -- End of period             $  9.870       $ 9.920
-------------------------------------------------------------------------------

Total Return(2)                                  3.53%         4.00%
-------------------------------------------------------------------------------

Ratios/Supplemental Data+
-------------------------------------------------------------------------------
Net assets, end of period (000's omitted)    $169,838       $99,348
Ratio (As a percentage of average daily
  net assets):
  Net operating expenses(3)                      0.74%(4)      0.74%(4)
  Net interest expense(3)                        0.01%(4)      0.01%(4)
  Net investment income                          8.07%(4)      7.41%(4)
Portfolio Turnover of the Portfolio                96%           64%
-------------------------------------------------------------------------------

+ The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such action not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
  Operating expenses(3)                          0.76%(4)      1.08%(4)
  Interest expense(3)                            0.01%(4)      0.01%(4)
  Net investment income                          8.05%(4)      7.07%(4)
Net investment income per share              $  0.397       $ 0.455
-------------------------------------------------------------------------------
(1) For the period from the start of business, May 7, 1999, to December 31, 1999.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of the Portfolio's expenses.
(4) Annualized.

                       See notes to financial statements

Eaton Vance Institutional Senior Floating-Rate Fund AS OF JUNE 30, 2000

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)
-------------------------------------------------------------------------------

1 Significant Accounting Policies
-------------------------------------------------------------------------------
  Eaton Vance Institutional Senior Floating-Rate Fund (the Fund) was formed under a Declaration of Trust dated February 22, 1999. The Fund is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a non- diversified closed-end management investment company. The Fund invests all of its investable assets in interests in the Senior Debt Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (1.8% at June 30, 2000). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

  A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

  B Income -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

  C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 1999, the Fund, for federal income tax purposes had a capital loss carryover of $64,678 which will expire on December 31, 2007. This amount will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax.

  D Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

  E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

  F Other -- Investment transactions are accounted for on a trade date basis.

  G Interim Financial Statements -- The interim financial statements relating to June 30, 2000 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
--------------------------------------------------------------------------------
  The net investment income of the Fund is determined daily, and substantially all of the net investment income so determined is declared daily as a dividend to shareholders of record at the time of declaration. Such daily dividends will be paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in over-distributions for financial statement purposes only are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
--------------------------------------------------------------------------------
  The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). The Fund operates as an interval fund, meaning that it continuously accepts new shareholder investments but permits share repurchases (of at least 5% and up to 25% of its shares) at net asset value only once a quarter. It is a fundamental policy of the Fund (which may only be changed by shareholder vote) that the Fund will conduct repurchase offers ending on a date (fixed by the Trustees) in the months of January, April, July and October and the repurchase price will be determined no more than 14 days following the repurchase request deadline. Payment for all shares repurchased pursuant to these offers normally will be made not later than 7 days after the repurchase pricing date. Shareholders will be sent notification of each repurchase offer at least 21 days prior to the repurchase request deadline. During the six months ended June 30, 2000, the Fund made two repurchase offers as follows:

                             Repurchase                      Amount
                            Offer Amount                  Repurchased
  Repurchase            ------------------------    -------------------------
  Request Deadline        Shares        Amount        Shares         Amount
  ---------------------------------------------------------------------------
  Jan. 24, 2000         2,534,495    $25,142,186     2,056,905     $20,404,496
  April 5, 2000         3,864,254     38,256,113     2,220,451      21,982,467
  ---------------------------------------------------------------------------
  Total                 6,398,749    $63,398,299     4,277,356     $42,386,963

  ----------------------------------------------------------------------------

  All transactions in Fund shares were as follows:

                                              Six Months
                                              Ended                 Year Ended
                                              June 30, 2000         December 31,
                                              (Unaudited)           1999(1)

  -----------------------------------------------------------------------------
  Sales                                        11,108,372           10,532,719
  Issued to shareholders electing to receive
    payments of distributions in Fund shares      359,794              104,216
  Repurchases                                  (4,277,356)            (635,959)
  -----------------------------------------------------------------------------
  Net increase                                 7,190,810            10,000,976
  -----------------------------------------------------------------------------
  (1) For the period from the start of business, May 7, 1999, to December
      31, 1999.

4 Transactions with Affiliates
--------------------------------------------------------------------------------
  The Fund is authorized to pay Eaton Vance Management (EVM), as compensation for administrative services necessary to conduct the Fund's business, a monthly fee in the amount of 1/48 of 1% (equivalent to 0.25% annually) of the average daily gross assets of the Portfolio attributable to the Fund. The Trustees of the Fund have initially implemented the Administration Agreement by authorizing the Fund to pay EVM a monthly fee in the amount of 1/120 of 1% (equivalent to 0.10% annually) of the average daily gross assets of the Portfolio attributable to the Fund. For the six months ended June 30, 2000, the fee amounted to $69,646. To enhance the net income of the Fund, $14,978 of the Fund's expenses were allocated to EVM on a preliminary basis. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee.

  Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5 Investment Transactions
--------------------------------------------------------------------------------
  Increases and decreases in the Fund's investment in the Portfolio for the six months ended June 30, 2000 aggregated $109,781,379 and $44,529,272 respectively.

6 Shareholder Meeting
--------------------------------------------------------------------------------
  The Fund held a Special Meeting of Shareholders on June 30, 2000. On May 15, 2000, the record date of the meeting, the Fund had 14,948,631 shares outstanding and had 14,390,306 shares represented at the June 30, 2000 meeting. The following action was taken by shareholders:

  Item 1: The election of Jessica M. Bibliowicz and Lynn A. Stout as Trustees of the Trust.

  The results of the vote on the proposal was as follows:

                                           Number of Shares
                                      ------------------------------
  Nominees for Trustee                    For             Withheld
  ------------------------------------------------------------------
  Jessica M. Bibliowicz                13,416,653         973,653
  Lynn A. Stout                        13,416,653         973,653

  Item 2: To approve a revised investment restriction regarding lending.

  The results of the vote on the proposal was as follows:
    Affirmative                                                    6,537,241
    Against                                                          687,014
    Abstain                                                          724,729
    Not Voting                                                     6,441,322

Senior Debt Portfolio as of June 30, 2000

PORTFOLIO OF INVESTMENTS

Senior, Secured, Floating Rate
Interests -- 88.72%

Principal
Amount                Borrower/Tranche Description                   Value
-------------------------------------------------------------------------------
Advertising -- 0.3%
--------------------------------------------------------------------------------
              Dimac Corporation
$  5,714,286  Term loan, maturing June 30, 2006                  $    5,657,143
   4,285,714  Term loan, maturing December 31, 2006                   4,242,857
              Lamar Media Corp.
  16,000,000  Term loan, maturing March 1, 2006                      16,030,000
-------------------------------------------------------------------------------
                                                                 $   25,930,000
-------------------------------------------------------------------------------
Aerospace & Defense -- 1.3%
--------------------------------------------------------------------------------
              Aerostructures Corporation
$ 21,711,335  Term loan, maturing December 31, 2003              $   21,367,579
              Aircraft Braking Systems Corp.
  22,219,749  Term loan, maturing September 30, 2005                 22,219,749
              Dyncorp
  21,483,000  Term loan, maturing December 9, 2006                   21,447,188
              EG&G Technical Services, Inc.
  18,879,281  Term loan, maturing August 20, 2007                    18,879,281
              Fairchild Holdings Corporation
  19,004,785  Term loan, maturing April 30, 2006                     19,004,785
              Hexcel Corporation
  14,729,997  Term loan, maturing August 25, 2005                    14,729,997
              United Defense Industries, Inc.
   4,873,087  Term loan, maturing October 6, 2005                     4,847,503
   4,705,051  Term loan, maturing October 6, 2006                     4,680,349
-------------------------------------------------------------------------------
                                                                 $  127,176,431
-------------------------------------------------------------------------------
Air Freight & Couriers -- 0.4%
-------------------------------------------------------------------------------
              Evergreen International Aviation, Inc.
$ 20,460,803  Term loan, maturing April 30, 2002                 $   20,367,031
   6,805,902  Term loan, maturing May 31, 2003                        6,774,711
              Piedmont
   6,359,840  Term loan, maturing July 23, 2006                       6,359,840
   6,359,840  Term loan, maturing July 23, 2007                       6,359,840
-------------------------------------------------------------------------------
                                                                 $   39,861,422
-------------------------------------------------------------------------------
Airlines -- 0.1%
-------------------------------------------------------------------------------
              Continental Airlines, Inc.
$ 12,812,630  Term loan, maturing December 31, 2006              $   12,812,630
-------------------------------------------------------------------------------
                                                                 $   12,812,630
-------------------------------------------------------------------------------
Auto Components -- 3.9%
-------------------------------------------------------------------------------
              AAS Holdings, LLC
$  9,102,381  Term loan, maturing October 30, 2004               $    9,102,381
              Accuride Corporation
   2,400,000  Term loan, maturing January 21, 2005                    2,400,000
  22,800,000  Term loan, maturing January 21, 2006                   22,429,500
   5,577,500  Term loan, maturing January 21, 2007                    5,577,500
              American Axle & Manufacturing, Inc.
  25,970,667  Term loan, maturing April 30, 2006                     25,916,076
              Cambridge Industries, Inc.
   3,000,000  DIP loan, maturing December 15, 2000                    3,000,000
  25,480,000  Term loan, maturing June 30, 2005                      25,480,000
              Car Components Technologies, Inc.
     798,438  Revolving loan, maturing February 17, 2005                798,438
   5,552,564  Term loan, maturing February 17, 2005                   5,552,564
              Collins & Aikman
  23,821,768  Term loan, maturing June 30, 2005                      23,541,863
   6,721,414  Term loan, maturing June 30, 2006                       6,656,304
              Dura Operating Corp.
  23,940,000  Term loan, maturing March 31, 2006                     23,966,190
              Exide Corporation
  21,274,275  Term loan, maturing March 18, 2005                     21,106,740
              Federal-Mogul Corporation
  52,200,000  Term loan, maturing February 24, 2005                  51,580,125
              Insilco Corporation
   6,100,121  Term loan, maturing November 24, 2005                   6,100,121
              J.L. French Automotive Castings, Inc.
   6,770,810  Term loan, maturing November 30, 2006                   6,748,243
              Key Plastics, LLC.
     306,667  DIP loan, maturing December 31, 2000                      306,667
              Key Plastics, LLC.
  24,821,206  Term loan, maturing March 26, 2005                     24,572,994
              Keystone Automotive Operations, Inc.
  11,740,271  Term loan, maturing March 31, 2006                     11,740,271
              Lund Industries, Incorporated
   4,401,259  Term loan, maturing December 31, 2004                   4,401,259
   2,690,590  Term loan, maturing December 31, 2005                   2,690,590
              Oshkosh Truck Corporation
   2,810,578  Term loan, maturing March 31, 2005                      2,810,578
   2,810,578  Term loan, maturing March 31, 2006                      2,810,578
              Safelite Glass Corp.*
   1,807,846  Term loan, maturing December 17, 2004                   1,175,100
   1,807,845  Term loan, maturing December 17, 2005                   1,175,099
              Stanadyne Automotive Corporation
   7,723,962  Term loan, maturing December 10, 2004                   7,723,962
              Tenneco Automotive
  16,500,000  Term loan, maturing December 31, 2007                  16,407,188
  16,500,000  Term loan, maturing December 31, 2008                  16,407,188
              Venture Holdings Trust
  27,150,189  Term loan, maturing April 1, 2005                      27,150,189
-------------------------------------------------------------------------------
                                                                 $  359,327,706
-------------------------------------------------------------------------------
Auto Rental -- 0.3%
-------------------------------------------------------------------------------
              Avis Rent A Car, Inc.
$ 14,480,667  Term loan, maturing June 30, 2006                  $   14,491,223
  14,480,667  Term loan, maturing June 30, 2007                      14,492,179
-------------------------------------------------------------------------------
                                                                 $   28,983,402
-------------------------------------------------------------------------------
Broadcast Media -- 3.3%
-------------------------------------------------------------------------------
              Benedek Broadcasting Corporation
$ 38,000,000  Term loan, maturing November 20, 2007              $   37,845,644
              Black Entertainment Television
  45,264,000  Term loan, maturing June 30, 2006                      44,754,780
              Comcorp Broadcasting, Inc.
   3,733,906  Term loan, maturing June 30, 2007                       3,733,906
              Corus Entertainment
  19,250,000  Term loan, maturing August 31, 2007                    19,250,000
              Discovery Communications, Inc.
  30,000,000  Term loan, maturing May 13, 2004                       30,000,000
              Gray Communications Systems
   5,750,000  Term loan, maturing December 31, 2005                   5,750,000
              Lin Television Corp.
  47,207,901  Term loan, maturing March 31, 2007                     47,099,700
              Sinclair Broadcast Group, Inc.
  38,074,713  Term loan, maturing December 31, 2004                  38,074,713
   3,151,724  Revolving loan, maturing August 15, 2005                3,151,724
              Susquehanna Media Co.
  23,000,000  Term loan, maturing June 30, 2008                      23,067,091
              TLMD Aquisition Co.
  33,757,437  Term loan, maturing March 31, 2007                     33,757,437
              WGRC, Inc.
   4,500,000  Term loan, maturing March 31, 2001                      4,500,000
              White Knight Broadcasting, Inc.
   3,412,500  Term loan, maturing June 30, 2007                       3,412,500
              WWLP, Inc.
   4,500,000  Term loan, maturing March 31, 2001                      4,500,000
              Young Broadcasting, Inc.
  12,250,000  Term loan, maturing December 31, 2006                  12,250,000
-------------------------------------------------------------------------------
                                                                 $  311,147,495
-------------------------------------------------------------------------------
Cable Television -- 7.2%
-------------------------------------------------------------------------------
              Benchmark Genesis, LLC
$  8,000,000  Term loan, maturing September 30, 2007             $    8,000,000
              CC Michigan/CC New England, LLC.
  17,000,000  Term loan, maturing June 30, 2008                      16,936,250
              Century Cable Holdings, LLC
  45,500,000  Term loan, maturing June 30, 2009                      45,677,723
              Charter Communications Operating, LLC.
 185,750,000  Term loan, maturing March 18, 2008                    184,418,730
              Charter Communications VI
  10,000,000  Term loan, maturing June 30, 2008                       9,991,250
              Charter Communications VIII
  42,550,000  Term loan, maturing February 2, 2008                   42,581,019
              Chelsea Communications, Inc.
  21,534,772  Term loan, maturing December 31, 2004                  21,534,772
              Classic Cable, Inc.
  12,921,053  Term loan, maturing October 31, 2007                   12,922,668
   9,881,579  Term loan, maturing October 31, 2008                    9,879,524
              Falcon Holding Group, L.P.
  14,276,640  Term loan, maturing June 29, 2007                      14,205,256
  61,245,856  Term loan, maturing December 31, 2007                  60,954,938
              Frontiervision Operating Partners, L.P.
  54,160,738  Term loan, maturing March 31, 2006                     53,980,220
              Insight Kentucky Partners I, L.P.
   6,000,000  Term loan, maturing September 30, 2007                  6,000,000
  64,500,000  Term loan, maturing December 31, 2007                  63,975,938
              Mediacom USA, LLC
   8,500,000  Term loan, maturing September 30, 2008                  8,500,000
              RCN Corporation
  37,500,000  Term loan, maturing June 30, 2007                      37,402,913
              UCA Corp.
  75,000,000  Term loan, maturing May 15, 2007                       75,000,000
-------------------------------------------------------------------------------
                                                                 $  671,961,201
-------------------------------------------------------------------------------
Casinos & Gaming -- 1.3%
-------------------------------------------------------------------------------
              Alliance Gaming Corporation
$ 12,538,345  Term loan, maturing January 31, 2005               $   12,538,345
   5,161,569  Term loan, maturing July 31, 2005                       5,161,569
              Aztar Corporation
  18,810,000  Term loan, maturing June 30, 2005                      18,810,000
              Boyd Gaming Corporation
   2,970,000  Term loan, maturing June 15, 2003                       2,970,000
  23,757,519  Term loan, maturing June 15, 2005                      23,757,519
              Horseshoe Gaming Holding Corp.
  31,467,337  Term loan, maturing September 30, 2006                 31,467,337
              Isle of Capri Casinos
   9,066,667  Term loan, maturing March 2, 2006                       9,114,430
   7,933,333  Term loan, maturing March 2, 2007                       7,975,126
              Mikohn Gaming Corporation
   9,683,162  Term loan, maturing April 1, 2004                       9,683,162
-------------------------------------------------------------------------------
                                                                 $  121,477,488
-------------------------------------------------------------------------------
Chemicals -- 4.0%
-------------------------------------------------------------------------------
              AOC,LLC.
$ 21,413,207  Term loan, maturing September 30, 2006             $   21,413,207
              Arteva B.V. (Kosa)
   4,746,216  Term loan, maturing December 31, 2005                   4,746,216
  24,412,301  Term loan, maturing December 31, 2006                  24,557,262
              Foamex L.P.
   9,960,586  Revolving loan, maturing June 30, 2003                  9,623,062
   8,836,792  Term loan, maturing June 30, 2005                       8,676,625
   8,033,475  Term loan, maturing June 30, 2006                       7,887,868
  13,053,531  Term loan, maturing December 31, 2006                  12,816,936
              Georgia Gulf Corporation
  24,377,393  Term loan, maturing December 31, 2006                  24,526,704
              Huntsman Corporation
   1,307,993  Term loan, maturing September 30, 2003                  1,298,183
  37,976,754  Term loan, maturing December 31, 2004                  37,976,754
   6,113,660  Term loan, maturing December 31, 2005                   6,110,793
              Huntsman ICI Chemicals LLC
  28,586,250  Term loan, maturing June 30, 2007                      28,805,507
  28,586,250  Term loan, maturing June 30, 2008                      28,805,507
              Lyondell Petrochemical Company
  60,741,412  Term loan, maturing June 30, 2007                      62,536,868
              Polymer Group, Inc.
  43,188,706  Term loan, maturing December 20, 2005                  43,188,706
   9,500,000  Term loan, maturing December 20, 2006                   9,500,000
              Sterling Pulp Chemicals (Sask) Ltd.
   6,220,072  Term loan, maturing June 30, 2005                       6,220,072
              Sybron Chemicals Inc.
   9,975,000  Term loan, maturing March 31, 2007                      9,975,000
              The Zeneca Specialties Business
   2,965,969  Term loan, maturing June 30, 2007                       2,965,969
   9,886,563  Term loan, maturing June 30, 2008                       9,886,563
              Vinings Industries, Inc.
   8,019,511  Term loan, maturing March 31, 2005                      8,019,511
-------------------------------------------------------------------------------
                                                                 $  369,537,313
-------------------------------------------------------------------------------
Coal -- 0.8%
-------------------------------------------------------------------------------
              Arch Western Resources, LLC.
$ 50,000,000  Term loan, maturing May 31, 2003                   $   50,000,000
              P&L Coal Holdings Corporation
  23,923,369  Term loan, maturing June 30, 2006                      23,887,484
              Quaker Coal Company*
   9,811,515  Term loan, maturing June 30, 2006                       2,943,454
-------------------------------------------------------------------------------
                                                                 $   76,830,938
-------------------------------------------------------------------------------
Commercial Services -- 4.1%
-------------------------------------------------------------------------------
              Advanstar Communications Inc.
$ 18,648,274  Term loan, maturing April 30, 2005                 $   18,617,187
   8,133,003  Term loan, maturing June 30, 2007                       8,139,778
              American Floral Services, Inc.
   4,583,333  Term loan, maturing June 30, 2004                       4,583,333
              American Marketing Industries, Inc.
     592,500  Term loan, maturing August 31, 2001                       592,500
   5,358,141  Term loan, maturing November 30, 2002                   5,358,141
   6,385,500  Term loan, maturing November 30, 2003                   6,385,500
   6,545,763  Term loan, maturing November 30, 2004                   6,545,763
   5,376,250  Term loan, maturing November 16, 2005                   5,376,250
              Anthony Crane Rental, L.P.
  18,867,450  Term loan, maturing July 20, 2006                      18,867,450
              Brickman Holdings Corp
   7,516,963  Term loan, maturing January 14, 2006                    7,516,963
              Caterair International Corporation
  39,226,838  Term loan, maturing March 1, 2007                      39,226,838
              Environmental Systems Products Hldgs, Inc.
  17,729,207  Term loan, maturing September 30, 2005                 17,729,207
   3,072,063  Term loan, maturing September 30, 2004                  3,072,063
              Environmental Systems Products Hldgs, Inc.
   1,044,444  Revolving loan, maturing September 30, 2004             1,044,444
              Erickson Air-Crane Co.
   8,679,628  Term loan, maturing December 31, 2004                   8,679,628
              Metokote Corporation
   9,452,500  Term loan, maturing November 2, 2005                    9,452,500
              MSX International, Inc.
  22,885,000  Term loan, maturing December 31, 2006                  22,885,000
              Nationsrent, Inc.
  29,250,000  Term loan, maturing September 30, 2006                 28,994,063
              PSI Acquisition Corporation
  15,895,951  Term loan, maturing September 30, 2003                 15,895,951
              Safety-Kleen Services, Inc.*
   1,991,703  Revolving loan, maturing April 3, 2004                  1,493,777
   1,830,601  Term loan, maturing April 3, 2004                       1,372,951
  28,970,400  Term loan, maturing April 3, 2005                      21,727,800
  28,970,400  Term loan, maturing April 3, 2006                      21,727,800
              SC International Services, Inc.
  22,066,851  Term loan, maturing March 1, 2007                      22,066,851
              Tartan Textile Services, Inc.
  10,794,910  Term loan, maturing April 30, 2005                     10,794,910
              United Rentals, Inc.
  18,221,721  Term loan, maturing June 30, 2005                      18,005,338
  30,783,279  Term loan, maturing June 30, 2006                      30,417,727
              Volume Services, Inc.
  23,321,045  Term loan, maturing December 31, 2002                  23,321,045
-------------------------------------------------------------------------------
                                                                 $  379,890,758
-------------------------------------------------------------------------------
Communications Equipment -- 1.8%
-------------------------------------------------------------------------------
              Amphenol Corporation
$ 43,348,674  Term loan, maturing May 19, 2006                   $   43,085,851
              Communications & Power Industries, Inc.
     494,382  Term loan, maturing August 11, 2000                       494,382
   7,888,810  Term loan, maturing August 12, 2002                     7,888,810
              Communications Instruments
  11,756,041  Term loan, maturing March 15, 2004                     11,756,041
              General Cable Corporation
  24,603,906  Term loan, maturing May 31, 2007                       24,511,642
              Mitel Corporation
   9,749,971  Term loan, maturing December 12, 2003                   9,749,971
              Superior Telecom, Inc.
     744,828  Revolving loan, maturing November 27, 2005                744,828
   1,326,929  Term loan, maturing November 27, 2005                   1,319,741
  29,829,462  Term loan, maturing November 27, 2006                  29,757,543
              Telex Communications, Inc.
   1,627,300  Term loan, maturing November 6, 2004                    1,627,300
              TriPoint Global Communications, Inc. (Prodelin)
   8,071,827  Term loan, maturing May 31, 2006                        8,071,827
              Viasystems, Inc.
  13,750,000  Term loan, maturing March 31, 2007                     13,743,551
  13,750,000  Term loan, maturing March 31, 2007                     13,743,551
-------------------------------------------------------------------------------
                                                                 $  166,495,038
-------------------------------------------------------------------------------
Computer Software & Services -- 1.8%
-------------------------------------------------------------------------------
              Bridge Information Systems America
$  6,217,453  Term loan, maturing May 29, 2004                   $    6,217,453
   1,162,692  Term loan, maturing May 29, 2005                        1,162,692
              Computer Associates International, Inc.
  35,000,000  Term loan, maturing June 24, 2003                      35,000,000
              Paul G. Allen
  25,000,000  Term loan, maturing June 10, 2003                      25,000,000
              Titan Corporation
  24,189,375  Term loan, maturing March 31, 2006                     24,189,375
   8,977,500  Term loan, maturing March 31, 2007                      8,977,500
-------------------------------------------------------------------------------
                                                                 $  100,547,020
-------------------------------------------------------------------------------
Computers & Peripherals -- 0.1%
-------------------------------------------------------------------------------
              Genicom Corporation
$    974,184  DIP loan, maturing December 31, 2002               $      974,184
  12,909,375  Term loan, maturing September 5, 2004*                  4,518,281
-------------------------------------------------------------------------------
                                                                 $    5,492,465
-------------------------------------------------------------------------------
Construction & Engineering -- 0.3%
-------------------------------------------------------------------------------
              URS Corporation
$ 12,788,502  Term loan, maturing June 9, 2006                   $   12,788,502
  12,788,502  Term loan, maturing June 9, 2007                       12,788,502
-------------------------------------------------------------------------------
                                                                 $   25,577,004
-------------------------------------------------------------------------------
Construction Materials -- 0.7%
-------------------------------------------------------------------------------
              Dal-Tile Group, Inc
$  4,480,609  Revolving loan, maturing December 31, 2002         $    4,480,609
   8,199,840  Term loan, maturing December 31, 2002                   7,994,844
              Reliant Building Products, Inc.*
     419,000  Revolving loan, maturing December 31, 2000                419,000
  11,519,231  Term loan, maturing March 31, 2004                      9,215,385
              Tapco International Corporation
   5,205,565  Term loan, maturing June 23, 2006                       5,205,565
   4,714,375  Term loan, maturing June 23, 2007                       4,714,375
   3,225,625  Term loan, maturing June 23, 2008                       3,225,625
              Truseal Technologies, Inc.
   7,037,000  Term loan, maturing July 1, 2004                        7,037,000
              Trussway Industries, Inc.
  13,965,000  Term loan, maturing December 31, 2006                  13,965,000
              U.S. Aggregates, Inc.
  11,171,071  Term loan, maturing March 31, 2006                     11,171,071
-------------------------------------------------------------------------------
                                                                 $   67,428,474
-------------------------------------------------------------------------------
Containers & Packaging - Metal & Glass -- 1.1%
-------------------------------------------------------------------------------
              Ball Corporation
$ 24,606,392  Term loan, maturing March 10, 2006                 $   24,626,495
              Consolidated Container Holdings LLC
  33,033,750  Term loan, maturing June 30, 2007                      32,899,567
              Graham Packaging Company
   8,478,127  Term loan, maturing January 31, 2006                    8,462,638
   9,526,969  Term loan, maturing January 31, 2007                    9,510,021
   5,339,817  Term loan, maturing January 31, 2008                    5,331,626
              Silgan Holdings Inc.
  19,723,569  Term loan, maturing June 30, 2005                      19,509,904
-------------------------------------------------------------------------------
                                                                 $  100,340,251
-------------------------------------------------------------------------------
Containers & Packaging - Paper -- 2.8%
-------------------------------------------------------------------------------
              ACX Technologies, Inc.
$ 14,533,125  Term loan, maturing August 3, 2000                 $   14,292,427
              Blue Ridge Paper Products, Inc.
  10,296,361  Term loan, maturing March 31, 2006                     10,296,361
              Gaylord Container Corporation
   5,862,857  Revolving loan, maturing June 19, 2004                  5,862,857
  12,785,101  Term loan, maturing June 19, 2004                      12,785,101
              Impaxx, Inc.
   2,466,667  Term loan, maturing December 31, 2005                   2,466,667
   5,445,000  Term loan, maturing December 31, 2006                   5,445,000
              Jefferson Smurfit Corporation
  17,187,500  Term loan, maturing March 31, 2005                     17,133,789
   9,008,333  Term loan, maturing March 24, 2006                      9,024,197
              Packaging Dynamics, LLC.
  16,811,583  Term loan, maturing November 20, 2008                  16,811,583
              RIC Holding, Inc.
   8,302,443  Revolving loan, maturing February 28, 2003              8,022,235
  27,066,802  Term loan, maturing February 28, 2003                  26,817,273
  20,365,976  Term loan, maturing February 28, 2004                  20,424,325
   6,929,622  Term loan, maturing August 28, 2004                     6,949,475
              Stone Container Corporation
  10,719,060  Term loan, maturing October 1, 2003                    10,745,858
  21,490,680  Term loan, maturing October 1, 2003                    21,548,533
  12,415,641  Term loan, maturing October 1, 2003                    12,447,872
  22,482,087  Term loan, maturing October 1, 2004                    22,533,616
  17,700,000  Term loan, maturing December 31, 2006                  17,666,813
  19,700,000  Term loan, maturing December 31, 2006                  19,663,063
              Stronghaven, Inc.
   9,097,237  Term loan, maturing May 15, 2004                        8,733,348
   2,364,575  Term loan, maturing May 15, 2004                        2,269,992
-------------------------------------------------------------------------------
                                                                 $  271,940,385
-------------------------------------------------------------------------------
Containers & Packaging - Plastics -- 0.8%
-------------------------------------------------------------------------------
              Huntsman Packaging Corp.
$  5,500,000  Term loan, maturing June 30, 2006                  $    5,514,438
              Impac Group, Inc.
  14,737,500  Term loan, maturing June 30, 2005                      14,737,500
              IPC, Inc.
  27,577,500  Term loan, maturing September 30, 2004                 26,899,562
              LLS Corp.
   9,500,000  Term loan, maturing July 31, 2006                       9,500,000
              Mediapak Holdings, LLC
   7,424,824  Term loan, maturing December 31, 2005                   7,424,824
   7,424,824  Term loan, maturing December 31, 2006                   7,424,824
              Tekni-Plex, Inc.
   6,500,000  Term loan, maturing June 30, 2008                       6,500,000
-------------------------------------------------------------------------------
                                                                 $   78,001,148
-------------------------------------------------------------------------------
Educational Services -- 0.6%
-------------------------------------------------------------------------------
              Jostens, Inc.
$ 17,500,000  Term loan, maturing May 31, 2008                   $   17,556,875
              Kindercare Learning Centers, Inc.
   8,216,911  Term loan, maturing February 13, 2006                   8,189,524
              La Petite Academy, Inc.
   4,781,250  Term loan, maturing May 11, 2005                        4,781,250
              Language Line, LLC
  12,902,500  Term loan, maturing March 31, 2006                     12,902,500
              Weekly Reader Corporation
  14,639,375  Term loan, maturing September 30, 2007                 14,639,375
-------------------------------------------------------------------------------
                                                                 $   58,069,524
-------------------------------------------------------------------------------
Electronic Equipment & Instruments -- 0.6%
-------------------------------------------------------------------------------
              Gentek, Inc.
$ 21,780,000  Term loan, maturing April 30, 2007                 $   21,780,000
              Juno Lighting, Inc.
  12,894,185  Term loan, maturing November 30, 2006                  12,894,185
              Knowles Electronics, Inc.
  13,500,000  Term loan, maturing June 29, 2007                      13,500,000
              Stoneridge
   8,738,757  Term loan, maturing December 31, 2005                   8,786,549
-------------------------------------------------------------------------------
                                                                 $   56,960,734
-------------------------------------------------------------------------------
Entertainment -- 3.4%
-------------------------------------------------------------------------------
              AMF Bowling Worldwide, Inc.
$  6,123,858  Term loan, maturing March 31, 2002                 $    6,123,858
   6,498,056  Term loan, maturing March 31, 2003                      6,498,056
   5,865,965  Term loan, maturing March 31, 2004                      5,865,965
              Amfac Resorts, Inc.
   4,900,000  Term loan, maturing September 30, 2003                  4,851,000
   4,900,000  Term loan, maturing September 30, 2004                  4,851,000
              Blockbuster Entertainment Corp.
   2,185,495  Revolving loan, maturing July 1, 2004                   1,873,275
  70,000,000  Term loan, maturing July 1, 2004                       70,000,000
   6,923,077  Term loan, maturing July 1, 2006                        6,923,077
              Dreamworks Film Trust
  18,750,000  Term loan, maturing December 31, 2006                  18,750,000
              Fitness Holdings Worldwide, Inc.
   4,482,000  Term loan, maturing November 2, 2006                    4,458,192
   4,482,000  Term loan, maturing November 2, 2007                    4,459,590
              Interval International Corp.
  11,308,651  Term loan, maturing December 16, 2005                  11,273,311
  11,308,651  Term loan, maturing December 16, 2006                  11,273,311
              KSL Recreation Group, Inc.
   1,215,944  Revolving loan, maturing April 30, 2005                 1,215,944
  12,819,856  Term loan, maturing April 30, 2005                     12,699,669
  12,819,856  Term loan, maturing April 30, 2006                     12,723,707
              Metro-Goldwyn-Mayer Studios Inc.
      70,000  Revolving loan, maturing December 31, 2005                 70,000
   2,000,000  Term loan, maturing December 31, 2005                   1,960,834
  20,000,000  Term loan, maturing March 31, 2006                     19,850,000
              Pebble Beach Company
  20,337,147  Term loan, maturing July 30, 2006                      20,422,949
              SFX Entertainment, Inc
  57,000,000  Term loan, maturing June 30, 2006                      57,057,000
              Six Flags Theme Parks Inc.
  42,750,000  Term loan, maturing September 30, 2005                 43,027,875
-------------------------------------------------------------------------------
                                                                 $  326,228,613
-------------------------------------------------------------------------------
Environmental Services -- 0.8%
-------------------------------------------------------------------------------
              Allied Waste Industries, Inc.
$  5,000,000  Term loan, maturing July 30, 2005                  $    4,550,000
  17,340,909  Term loan, maturing July 30, 2006                      16,295,356
  20,659,091  Term loan, maturing July 30, 2007                      19,413,472
              International Technology Corporation
  17,750,000  Term loan, maturing June 11, 2004                      17,750,000
   9,703,431  Term loan, maturing June 11, 2006                       9,703,431
              Philips Environmental Services*
     688,056  Term loan (PIK), maturing April 21, 2005                  688,056
   1,204,352  Term loan, maturing April 21, 2005                      1,204,352
              Stericycle, Inc.
   7,725,094  Term loan, maturing November 10, 2006                   7,755,268
-------------------------------------------------------------------------------
                                                                 $   77,359,935
-------------------------------------------------------------------------------
Financials -- 0.1%
-------------------------------------------------------------------------------
              Altamira Management Ltd.
$ 10,539,202  Term loan, maturing September 30, 2004             $   10,539,202
              TRG Holding Corporation
   3,210,000  Term loan, maturing January 7, 2003                     3,210,000
-------------------------------------------------------------------------------
                                                                 $   13,749,202
-------------------------------------------------------------------------------
Food, Beverages & Tobacco -- 3.2%
-------------------------------------------------------------------------------
              Aurora Foods, Inc.
$  6,672,209  Term loan, maturing September 30, 2005             $    6,672,209
  27,278,916  Term loan, maturing September 30, 2006                 27,278,916
              B&G Foods, Inc.
  12,750,000  Term loan, maturing March 31, 2006                     11,857,500
              Del Monte Corporation
   3,511,286  Term loan, maturing March 31, 2003                      3,484,951
  32,831,510  Term loan, maturing March 31, 2005                     32,841,787
              Domino's Inc.
  17,638,280  Term loan, maturing December 21, 2006                  17,711,037
  17,665,926  Term loan, maturing December 21, 2007                  17,739,540
              Eagle Family Foods, Inc
  20,692,909  Term loan, maturing December 31, 2005                  20,692,909
              Fleming Companies, Inc.
   3,362,679  Revolving loan, maturing July 25, 2004                  3,362,679
  21,484,772  Term loan, maturing July 25, 2004                      21,484,772
              International Home Foods, Inc.
     745,253  Revolving loan, maturing March 31, 2003                   738,546
   4,116,704  Term loan, maturing September 30, 2005                  4,094,190
  35,515,857  Term loan, maturing September 30, 2006                 35,339,778
              New World Pasta
  11,468,167  Term loan, maturing January 28, 2006                   11,389,323
              Pabst Brewing Company
   8,126,463  Term loan, maturing April 30, 2004                      8,133,232
              Purina Mills, Inc.
  14,616,963  Term loan, maturing December 31, 2003                  14,178,454
              Sweeteners Holdings, Inc.
  11,000,000  Term loan, maturing June 30, 2007                      11,000,000
   3,500,000  Term loan, maturing June 30, 2008                       3,500,000
              Tabletop Holdings, Inc.
  17,955,000  Term loan, maturing March 31, 2007                     17,955,000
              Triarc Companies, Inc.
   8,620,800  Term loan, maturing March 1, 2006                       8,651,111
  21,034,769  Term loan, maturing March 31, 2006                     21,108,727
-------------------------------------------------------------------------------
                                                                 $  299,214,661
-------------------------------------------------------------------------------
Funeral Service -- 0.4%
-------------------------------------------------------------------------------
              Cornerstone Family Services, Inc.
$  9,924,623  Term loan, maturing March 31, 2007                 $    9,924,623
              Prime Succession, Inc.
  15,111,111  Term loan, maturing August 1, 2003                     14,808,889
              Rose Hills Company
   9,336,484  Term loan, maturing December 1, 2003                    9,336,484
-------------------------------------------------------------------------------
                                                                 $   34,069,996
-------------------------------------------------------------------------------
Health Care - Equipment & Supplies -- 2.5%
-------------------------------------------------------------------------------
              Charles River Laboratories, Inc.
$ 17,616,875  Term loan, maturing October 13, 2007               $   17,616,875
              Circon Corporation
  10,000,000  Term loan, maturing October 31, 2006                   10,000,000
              Conmed Corporation
  17,339,732  Term loan, maturing December 30, 2004                  17,326,727
   2,237,344  Term loan, maturing December 31, 2005                   2,240,140
              Dade Behring Holdings, Inc.
   8,415,000  Term loan, maturing June 30, 2005                       8,286,520
   8,415,000  Term loan, maturing June 30, 2006                       8,286,520
              Fisher Scientific International Inc
  15,256,227  Term loan, maturing January 21, 2007                   15,283,643
  10,433,035  Term loan, maturing January 21, 2008                   10,456,677
              Hanger Orthopedic Group, Inc
  10,422,563  Term loan, maturing December 31, 2006                  10,422,563
              Imed Corporation
   5,664,000  Term loan, maturing November 30, 2002                   5,664,000
   5,827,153  Term loan, maturing November 30, 2003                   5,827,153
   5,827,153  Term loan, maturing November 30, 2004                   5,827,153
   9,078,095  Term loan, maturing May 31, 2005                        9,078,095
              Kinetic Concepts, Inc.
   2,468,354  Term loan, maturing December 31, 2004                   2,468,354
   2,468,354  Term loan, maturing December 31, 2005                   2,468,354
              Leiner Health Products Inc.
  11,146,985  Term loan, maturing December 30, 2004                  11,146,985
   1,802,945  Term loan, maturing December 30, 2005                   1,802,945
              Maxxim Medical, Inc.
   5,000,000  Term loan, maturing October 31, 2007                    5,000,000
   5,000,000  Term loan, maturing October 31, 2008                    5,000,000
              Nutramax Products, Inc.*
  11,905,985  Term loan, maturing September 19, 2005                  5,952,993
              Stryker Corporation
  20,651,028  Term loan, maturing December 10, 2005                  20,734,934
  22,356,836  Term loan, maturing December 10, 2006                  22,447,672
              Sybron International Corporation
  20,565,667  Term loan, maturing July 31, 2004                      20,565,667
              WGL Acquisition Corp.
  13,823,763  Term loan, maturing July 10, 2004                      13,823,763
-------------------------------------------------------------------------------
                                                                 $  237,727,733
-------------------------------------------------------------------------------
Health Care - Providers & Services -- 2.8%
-------------------------------------------------------------------------------
              Community Health Systems, Inc.
$ 13,141,632  Term loan, maturing December 31, 2003              $   13,027,812
  13,141,632  Term loan, maturing December 31, 2004                  13,039,548
   9,616,870  Term loan, maturing December 31, 2005                   9,557,621
              Concentra Managed Care, Inc.
   9,900,000  Term loan, maturing December 31, 2005                   9,900,000
   4,950,000  Term loan, maturing December 31, 2006                   4,950,000
              Extendicare Health Services, Inc.
  15,336,488  Term loan, maturing December 31, 2004                  14,569,664
              FHC Health Systems, Inc.
   9,062,544  Term loan, maturing April 30, 2005                      9,062,544
   9,062,544  Term loan, maturing April 30, 2006                      9,062,544
              Genesis Health Ventures, Inc.*
   6,139,273  Term loan, maturing September 30, 2004                  4,788,633
   6,109,164  Term loan, maturing June 1, 2005                        4,765,148
              Integrated Health Services, Inc.*
  32,422,500  Term loan, maturing September 15, 2003                 15,643,856
  19,650,000  Term loan, maturing December 31, 2005                   9,481,125
              Magellan Health Services, Inc.
  14,852,529  Term loan, maturing February 12, 2005                  14,852,529
  14,852,529  Term loan, maturing February 12, 2006                  14,852,529
              Mariner Post-Acute Network (f/k/a Paragon)*
  16,718,646  Term loan, maturing March 31, 2005                      8,359,323
  16,718,645  Term loan, maturing March 31, 2006                      8,359,323
              Mediq/PRN Life Support Services, Inc.
  15,745,363  Term loan, maturing May 29, 2006                       13,383,558
              National Medical Care, Inc.
  25,085,000  Term loan, maturing September 30, 2003                 25,085,000
              Quest Diagnostics, Inc.
  12,156,003  Term loan, maturing August 16, 2005                    12,202,427
  11,219,462  Term loan, maturing August 16, 2006                    11,262,309
              Sun Healthcare Group, Inc.*
   4,246,214  Term loan, maturing October 9, 2004                     2,123,107
   2,636,549  Revolving loan, maturing October 9, 2005                1,318,275
   2,903,861  Term loan, maturing October 9, 2005                     1,451,930
   4,246,214  Term loan, maturing October 9, 2006                     2,123,107
              Team Health
   3,826,667  Term loan, maturing March 12, 2006                      3,826,667
              The Multicare Companies Inc. *
   5,940,435  Term loan, maturing September 30, 2004                  4,633,539
   1,970,016  Term loan, maturing June 1, 2005                        1,536,613
              Total Renal Care Holdings, Inc.
  28,035,121  Term loan, maturing March 31, 2008                     26,528,232
-------------------------------------------------------------------------------
                                                                 $  269,746,963
-------------------------------------------------------------------------------
Hotels -- 1.9%
-------------------------------------------------------------------------------
              Allegro Resorts Corporation
$ 19,500,000  Term loan, maturing February 11, 2005              $   19,500,000
              Extended Stay America
     980,000  Revolving loan, maturing December 31, 2002              1,260,000
   6,500,000  Term loan, maturing December 31, 2002                   6,500,000
   9,900,000  Term loan, maturing December 31, 2003                   9,900,000
              Starwood Hotels & Resorts
  69,000,000  Term loan, maturing February 23, 2003                  69,237,222
  24,375,000  Term loan, maturing February 23, 2003                  24,458,801
              Wyndham International, Inc.
  13,000,000  Term loan, maturing June 30, 2004                      12,832,989
  34,000,000  Term loan, maturing June 30, 2006                      34,000,000
-------------------------------------------------------------------------------
                                                                 $  177,689,012
-------------------------------------------------------------------------------
Household Furnish & Appliances -- 1.6%
-------------------------------------------------------------------------------
              Goodman Manufacturing Company, L.P.
$  6,962,118  Term loan, maturing September 30, 2003             $    6,962,118
  27,298,720  Term loan, maturing July 31, 2005                      27,004,412
              Home Interiors & Gifts, Inc.
  34,530,105  Term loan, maturing June 30, 2006                      34,530,105
              Sealy Mattress Company
  19,478,757  Term loan, maturing December 15, 2004                  19,503,106
  13,874,456  Term loan, maturing December 15, 2005                  13,904,814
  17,894,580  Term loan, maturing December 15, 2006                  17,924,410
              Simmons Company
   8,057,133  Term loan, maturing October 30, 2005                    8,077,275
  14,390,925  Term loan, maturing October 30, 2006                   14,426,902
              The Boyds Collection, Ltd.
   5,000,000  Term loan, maturing April 21, 2005                      5,000,000
   1,930,556  Term loan, maturing April 21, 2006                      1,916,881
-------------------------------------------------------------------------------
                                                                 $  149,250,023
-------------------------------------------------------------------------------
Household Products -- 1.5%
-------------------------------------------------------------------------------
              BMK, Inc.
$  5,368,917  Term loan, maturing June 30, 2004                  $    5,368,917
              Corning Consumer Products Company
   7,840,000  Term loan, maturing October 9, 2006                     7,840,000
              Desa International, Inc.
   7,113,450  Term loan, maturing November 30, 2004                   7,020,086
              Diamond Brands Operating Corp.
      12,909  Revolving loan, maturing March 31, 2004                    12,909
   1,670,114  Term loan, maturing March 31, 2005                      1,670,114
  11,220,154  Term loan, maturing March 31, 2006                     11,220,154
              Polaroid Corporation
  21,071,429  Revolving loan, maturing December 31, 2001             21,071,429
              Samsonite Corporation
  12,432,868  Term loan, maturing June 24, 2005                      12,344,806
   6,009,081  Term loan, maturing June 24, 2006                       5,966,519
              Shop Vac Corporation
  10,000,000  Term loan, maturing June 30, 2007                      10,000,000
              The Imperial Decor Home Group, Inc.*
   4,233,839  Revolving loan, maturing March 12, 2004                 2,879,010
   3,656,591  Term loan, maturing March 12, 2004                      2,486,482
   6,491,158  Term loan, maturing March 12, 2005                      4,413,988
   2,536,937  Term loan, maturing March 12, 2006                      1,725,117
              The Scotts Company
   9,575,561  Term loan, maturing June 30, 2006                       9,623,439
   9,252,453  Term loan, maturing June 30, 2007                       9,298,142
              United Industries Corporation
  21,605,076  Term loan, maturing January 20, 2006                   21,605,076
              Werner Holding Co.
       4,121  Revolving loan, maturing November 24, 2003                  4,121
   7,994,843  Term loan, maturing November 30, 2004                   7,954,037
   4,826,250  Term loan, maturing November 30, 2005                   4,803,325
-------------------------------------------------------------------------------
                                                                 $  147,307,671
-------------------------------------------------------------------------------
Insurance -- 0.6%
-------------------------------------------------------------------------------
              Acordia, Inc.
$ 22,498,003  Term loan, maturing December 31, 2004              $   22,498,003
              Willis Corroon Corporation
  11,565,000  Term loan, maturing February 19, 2007                  11,545,721
  12,632,500  Term loan, maturing February 19, 2008                  12,611,442
  12,632,500  Term loan, maturing August 19, 2008                    12,611,442
-------------------------------------------------------------------------------
                                                                 $   59,266,608
-------------------------------------------------------------------------------
Leisure Equipment & Products -- 0.2%
-------------------------------------------------------------------------------
              AMSCAN Holdings, Inc.
$  8,175,562  Term loan, maturing December 31, 2004              $    8,175,562
              Hedstrom Corporation
   5,324,234  Term loan, maturing June 30, 2003                       4,791,811
   2,018,150  Term loan, maturing June 30, 2005                       1,816,335
-------------------------------------------------------------------------------
                                                                 $   14,783,708
-------------------------------------------------------------------------------
Machinery -- 0.5%
-------------------------------------------------------------------------------
              Numatics, Incorporated
$  1,622,430  Term loan, maturing March 19, 2004                 $    1,706,805
   3,359,560  Term loan, maturing September 19, 2005                  3,368,314
              Terex Corporation
  13,051,545  Term loan, maturing March 31, 2005                     13,047,473
  14,750,289  Revolving loan, maturing March 31, 2007                14,750,289
              Thermadyne MFG LLC
   2,780,003  Term loan, maturing May 22, 2004                        2,780,003
   8,600,578  Term loan, maturing May 22, 2005                        8,600,578
   8,600,578  Term loan, maturing May 22, 2006                        8,600,578
-------------------------------------------------------------------------------
                                                                 $   52,854,040
-------------------------------------------------------------------------------
Manufacturing -- 3.5%
-------------------------------------------------------------------------------
              Advanced Glassfiber Yarns LLC
$ 23,219,414  Term loan, maturing September 30, 2005             $   23,219,414
              Alliance Laundry Holdings LLC.
  17,500,000  Term loan, maturing September 30, 2005                 17,412,500
              Chart Industries, Inc.
  19,151,759  Term loan, maturing March 31, 2006                     19,151,759
              Citation Corporation
  13,500,000  Term loan, maturing December 1, 2007                   13,500,000
              Coinmach Laundry Corporation
  33,790,331  Term loan, maturing June 30, 2005                      33,700,584
              Matthew Warren, Inc.
   7,674,036  Term loan, maturing May 31, 2005                        7,674,036
   2,812,056  Term loan, maturing May 31, 2006                        2,812,056
              Mueller Group, Inc.
  13,575,132  Term loan, maturing August 17, 2006                    13,602,703
  12,615,056  Term loan, maturing August 17, 2007                    12,640,678
   1,995,000  Term loan, maturing August 17, 2008                     1,995,000
              Neenah Foundry Company
  29,410,236  Term loan, maturing September 30, 2005                 29,410,236
              Panolam Industries, Inc.
  14,703,889  Term loan, maturing December 31, 2006                  14,722,269
              Polypore Incorporated
   3,000,000  Term loan, maturing December 31, 2006                   3,000,000
              UCAR Finance, Inc.
  46,843,333  Term loan, maturing December 31, 2007                  46,804,922
              SPX Corporation
   4,975,000  Term loan, maturing September 30, 2006                  4,996,766
  44,775,000  Term loan, maturing December 31, 2006                  44,970,891
              Synthetic Industries, Inc.
  18,000,000  Term loan, maturing December 30, 2007                  18,000,000
              Tokheim Corporation
   2,500,000  Revolving loan, maturing September 30, 2003             2,500,000
  17,874,463  Term loan, maturing September 30, 2004                 17,874,463
-------------------------------------------------------------------------------
                                                                 $  327,988,277
-------------------------------------------------------------------------------
Metals & Mining -- 0.3%
-------------------------------------------------------------------------------
              Handy & Harman
$ 19,034,810  Term loan, maturing December 31, 2006              $   18,999,119
              U.S. Silica Company
   7,936,842  Term loan, maturing September 30, 2007                  7,936,842
-------------------------------------------------------------------------------
                                                                 $   26,935,961
-------------------------------------------------------------------------------
Office Equipment & Supplies -- 0.7%
-------------------------------------------------------------------------------
              Buhrmann, Inc.
$ 34,761,178  Term loan, maturing December 31, 2007              $   34,848,081
              Identity Group, Inc.
   6,947,500  Term loan, maturing April 30, 2007                      6,947,500
              U.S. Office Products
  26,421,081  Term loan, maturing June 9, 2006                       26,421,081
-------------------------------------------------------------------------------
                                                                 $   68,216,662
-------------------------------------------------------------------------------
Oil & Gas -- 0.2%
-------------------------------------------------------------------------------
              Firefly Trust (Enron)
$ 15,000,000  Term loan, maturing March 31, 2004                 $   15,000,000
              Transmontaigne Inc.
   4,125,000  Term loan, maturing June 30, 2006                       4,125,000
-------------------------------------------------------------------------------
                                                                 $   19,125,000
-------------------------------------------------------------------------------
Paper & Forest Products -- 0.5%
-------------------------------------------------------------------------------
              Alabama River & Newsprint
$ 19,271,532  Term loan, maturing December 31, 2002              $   17,843,877
              Bear Island Paper Company, LLC
   8,909,584  Term loan, maturing December 31, 2005                   8,909,584
              Pacifica Papers, Inc.
  17,820,000  Term loan, maturing March 5, 2006                      17,820,000
-------------------------------------------------------------------------------
                                                                 $   44,573,461
-------------------------------------------------------------------------------
Personal Products -- 1.3%
-------------------------------------------------------------------------------
              AM Cosmetics, Inc.
$  3,152,617  Revolving loan, maturing May 30, 2004              $    3,152,617
   1,831,215  Term loan, maturing May 30, 2004                        1,831,215
   3,662,430  Term loan, maturing May 30, 2006                        3,662,430
   3,975,033  Subordinated debt, maturing May 30, 2007                2,822,273
              American Safety Razor Company
   3,843,180  Term loan, maturing April 30, 2007                      3,830,371
              Mary Kay Inc.
  17,046,294  Term loan, maturing March 6, 2004                      17,046,294
              Playtex FP, Inc.
  50,688,258  Term loan, maturing June 15, 2003                      50,688,258
              Revlon Consumer Products Corporation
  39,368,697  Term loan, maturing May 29, 2002                       39,368,697
-------------------------------------------------------------------------------
                                                                 $  122,402,155
-------------------------------------------------------------------------------
Pharmaceuticals & Biotechnology -- 1.0%
-------------------------------------------------------------------------------
              Alliance Imaging, Inc.
$ 11,908,558  Term loan, maturing December 18, 2004              $   11,804,358
  14,687,221  Term loan, maturing December 18, 2005                  14,558,708
              Bergen Brunswig Corporation
  45,931,000  Term loan, maturing October 19, 2001                   45,931,000
              Express Scripts, Inc.
  10,000,000  Term loan, maturing March 31, 2006                      9,932,810
              King Pharmaceuticals, Inc.
   4,591,006  Term loan, maturing December 31, 2005                   4,597,222
              Shire Pharmaceuticals
   5,000,000  Term loan, maturing December 31, 2005                   5,000,000
-------------------------------------------------------------------------------
                                                                 $   91,824,098
-------------------------------------------------------------------------------
Publishing & Printing -- 3.6%
-------------------------------------------------------------------------------
              American Media Operations Inc.
$ 10,000,000  Term loan, maturing April 1, 2006                  $   10,002,080
  33,000,000  Term loan, maturing April 1, 2007                      33,031,875
      84,375  Cygnus Publishing                                          84,375
              Entertainment Publications, Inc.
  10,979,912  Term loan, maturing December 31, 2005                  10,979,912
              HIF Corp.
  42,500,000  Term loan, maturing December 31, 2004                  42,500,000
              Journal Register Company
  41,958,000  Term loan, maturing September 30, 2006                 41,590,868
              Liberty Group Operating, Inc.
   7,000,000  Term loan, maturing April 30, 2007                      7,000,000
              Merrill Corporation
  12,437,500  Term loan, maturing November 15, 2007                  12,437,500
              Morris Communications Corporation
  17,308,602  Term loan, maturing June 30, 2005                      17,308,602
              Primedia Inc.
   1,810,000  Revolving loan, maturing June 30, 2004                  1,810,000
  45,762,500  Term loan, maturing June 30, 2004                      45,697,203
              R.H. Donnelley Inc.
  11,056,443  Term loan, maturing December 5, 2005                   11,021,892
  12,708,557  Term loan, maturing December 5, 2006                   12,668,842
              Rand McNally & Company
     982,500  Term loan, maturing April 30, 2005                        982,500
   4,421,250  Term loan, maturing April 30, 2006                      4,421,250
              Reiman Publications
   5,477,713  Term loan, maturing November 30, 2005                   5,499,394
              The McClatchy Company
  33,068,182  Term loan, maturing September 10, 2007                 32,976,219
              The Sheridan Group, Inc.
   7,855,873  Term loan, maturing January 30, 2005                    7,855,873
              Von Hoffman Press, Inc.
   9,767,589  Term loan, maturing May 30, 2004                        9,767,589
  25,101,602  Term loan, maturing May 30, 2005                       25,101,602
-------------------------------------------------------------------------------
                                                                 $  332,737,576
-------------------------------------------------------------------------------
Real Estate -- 1.7%
-------------------------------------------------------------------------------
              American Tower, L.P.
$ 45,250,000  Term loan, maturing December 31, 2007              $   45,411,226
              Crown Castle Operating Company
  44,500,000  Term loan, maturing March 31, 2008                     44,619,216
              Lennar Corporation
  36,750,000  Term loan, maturing May 2, 2007                        36,750,000
              Spectrasite Communications, Inc.
  18,000,000  Term loan, maturing June 30, 2006                      18,040,500
              Starwood Walden LLC
   8,500,000  Term loan, maturing June 30, 2003                       8,500,000
-------------------------------------------------------------------------------
                                                                 $  153,320,942
-------------------------------------------------------------------------------
REIT's -- 0.8%
-------------------------------------------------------------------------------
              Crescent Real Estate Funding VIII
$ 46,234,239  Term loan, maturing May 30, 2008                   $   46,234,239
              Meditrust Corporation
   5,454,807  Revolving loan, maturing July 15, 2001                  5,454,807
   5,050,000  Term loan, maturing July 15, 2001                       5,050,000
              Prison Realty Corporation
  14,775,000  Term loan, maturing January 1, 2003                    14,775,000
-------------------------------------------------------------------------------
                                                                 $   71,514,046
-------------------------------------------------------------------------------
Restaurants -- 1.1%
-------------------------------------------------------------------------------
              AFC Enterprises Inc
$ 11,092,553  Term loan, maturing June 30, 2004                  $   11,092,553
              Applebee's International, Inc.
  12,460,749  Term loan, maturing March 31, 2006                     12,460,749
              Coco's Carrow's and Jojo's Restaurants
   3,500,000  Term loan, maturing April 30, 2003                      3,500,000
              Shoney's Inc.
   1,499,692  Term loan, maturing April 30, 2002                      1,499,692
   9,182,660  Term loan, maturing April 30, 2002                      9,182,660
              Tricon Global Restaurants, Inc.
  63,279,832  Term loan, maturing October 2, 2002                    61,727,515
-------------------------------------------------------------------------------
                                                                 $   99,463,169
-------------------------------------------------------------------------------
Retail - Food & Drug -- 1.7%
-------------------------------------------------------------------------------
              Duane Reade Inc.
$  3,363,636  Revolving loan, maturing February 15, 2004         $    3,363,636
  11,241,250  Term loan, maturing February 15, 2005                  11,234,280
   6,263,240  Term loan, maturing February 15, 2006                   6,263,240
              Fred Meyer, Inc.
   6,548,473  Term loan, maturing March 11, 2003                      6,494,585
              Pathmark Stores, Inc.
  36,951,313  Term loan, maturing December 15, 2001                  36,951,313
              Rite Aid Funding, LLC
  70,000,000  Term loan, maturing August 1, 2002                     70,000,000
              Shoppers Acquisition Corporation
  13,591,615  Term loan, maturing March 30, 2008                     13,618,799
  13,591,615  Term loan, maturing March 30, 2009                     13,618,799
-------------------------------------------------------------------------------
                                                                 $  161,544,652
-------------------------------------------------------------------------------
Retail - Multiline -- 0.2%
-------------------------------------------------------------------------------
              Tuesday Morning Corporation
$ 15,308,798  Term loan, maturing December 31, 2004              $   15,308,798
-------------------------------------------------------------------------------
                                                                 $   15,308,798
-------------------------------------------------------------------------------
Retail - Specialty -- 1.2%
-------------------------------------------------------------------------------
              Advanced Stores Company, Inc.
$ 36,768,000  Term loan, maturing April 15, 2006                 $   36,768,000
              CSK Auto, Inc.
  29,897,591  Term loan, maturing October 31, 2003                   29,635,987
   8,440,000  Term loan, maturing October 31, 2004                    8,440,000
              Nebraska Book Company
   7,269,678  Term loan, maturing March 31, 2006                      7,269,678
              Petro Shopping Centers, L.P.
  11,500,000  Term loan, maturing July 31, 2006                      11,500,000
              Travelcenters of America, Inc.
  21,565,353  Term loan, maturing March 27, 2005                     21,632,744
-------------------------------------------------------------------------------
                                                                 $  115,246,409
-------------------------------------------------------------------------------
Road & Rail -- 0.8%
-------------------------------------------------------------------------------
              I & M Rail Link, LLC
$  8,240,000  Term loan, maturing March 31, 2004                 $    8,240,000
              Kansas City Southern Industries, Inc.
  23,500,000  Term loan, maturing December 29, 2006                  23,619,592
              MTL
  15,154,247  Term loan, maturing August 28, 2005                    15,059,533
  13,132,996  Term loan, maturing February 28, 2006                  13,050,915
              Transportation Manufacturing Operations, Inc.
  12,870,000  Term loan, maturing June 15, 2006                      12,870,000
-------------------------------------------------------------------------------
                                                                 $   72,840,040
-------------------------------------------------------------------------------
Semiconductor Equipment & Products -- 0.6%
-------------------------------------------------------------------------------
              Amkor Technology, Inc.
$ 10,000,000  Term loan, maturing September 30, 2005             $   10,057,290
              Semiconductor Components Industries, LLC
  15,793,149  Term loan, maturing August 4, 2006                     15,921,468
  17,008,006  Term loan, maturing August 4, 2007                     17,146,196
   8,254,595  Term loan, maturing August 4, 2008                      8,262,850
-------------------------------------------------------------------------------
                                                                 $   51,387,804
-------------------------------------------------------------------------------
Shipping Lines -- 0.2%
-------------------------------------------------------------------------------
              American Commercial Lines
$  6,016,385  Term loan, maturing July 30, 2006                  $    6,016,385
   8,992,349  Term loan, maturing June 30, 2007                       8,992,349
-------------------------------------------------------------------------------
                                                                 $   15,008,734
-------------------------------------------------------------------------------
Telecommunications - Wireline -- 1.9%
-------------------------------------------------------------------------------
              Alec Holdings, Inc.
$ 13,429,283  Term loan, maturing November 30, 2006              $   13,436,279
   9,020,718  Term loan, maturing November 30, 2007                   9,027,294
              Cincinnati Bell, Inc.
  59,750,000  Term loan, maturing December 31, 2005                  59,829,348
              Davel Communications
   3,950,000  Term loan, maturing June 23, 2005                       3,160,000
              Globenet Communication Holdings Ltd.
  14,000,000  Term loan, maturing September 30, 2005                 14,000,000
              Level 3 Communications, Inc.
  13,500,000  Term loan, maturing July 15, 2008                      13,546,413
              McLeod USA Incorporated
  28,250,000  Term loan, maturing May 31, 2008                       28,267,656
              MJD Communications
   4,493,869  Term loan, maturing March 31, 2006                      4,493,869
   4,392,490  Term loan, maturing March 31, 2007                      4,392,490
              Nextlink Communications, Inc.
  11,500,000  Term loan, maturing June 30, 2007                      11,563,664
              NSC Communications Corporation
  10,823,529  Term loan, maturing October 1, 2003                    10,823,529
-------------------------------------------------------------------------------
                                                                 $  172,540,542
-------------------------------------------------------------------------------
Telecommunications-Wireless -- 7.4%
-------------------------------------------------------------------------------
              American Cellular Corporation
$ 22,890,370  Term loan, maturing March 31, 2007                 $   22,894,468
  26,398,519  Term loan, maturing March 31, 2008                     26,403,244
              Centennial Cellular Corp.
   2,000,000  Term loan, maturing November 30, 2005                   1,991,562
  40,854,918  Term loan, maturing November 30, 2006                  40,968,821
  30,879,832  Term loan, maturing November 30, 2007                  30,974,849
              Dobson Operating Company
  23,382,500  Term loan, maturing December 31, 2007                  23,385,423
  14,962,500  Term loan, maturing March 31, 2008                     14,962,500
              Microcell Connexions
  24,500,000  Term loan, maturing December 30, 2005                  25,000,000
  11,203,150  Term loan, maturing March 1, 2006                      11,203,150
              Nextel Communications, Inc.
  36,250,000  Term loan, maturing June 30, 2008                      36,417,656
  36,250,000  Term loan, maturing December 30, 2008                  36,417,656
  83,000,000  Term loan, maturing March 31, 2009                     82,396,341
              Rural Cellular Corporation
  31,625,000  Term loan, maturing April 6, 2008                      31,593,375
  31,625,000  Term loan, maturing April 6, 2009                      31,593,375
              Sygnet Operating Company (Dobson)
  12,981,362  Term loan, maturing March 31, 2007                     13,003,002
  11,860,247  Term loan, maturing December 23, 2007                  11,885,130
              Telecorp PCS
  37,000,000  Term loan, maturing January 17, 2007                   36,961,446
              Teligent, Inc.
  15,000,000  Term loan, maturing June 30, 2006                      15,000,000
              Tritel Holding Corp.
  30,000,000  Term loan, maturing December 31, 2007                  30,075,000
              Voicestream PCS Wireless Corp
   5,000,000  Term loan, maturing December 31, 2007                   4,884,720
  71,000,000  Term loan, maturing December 31, 2008                  70,108,808
              Western Wireless
  51,000,000  Term loan, maturing September 30, 2008                 50,920,338
              Winstar Communications, Inc.
  39,000,000  Term loan, maturing September 30, 2007                 39,000,000
-------------------------------------------------------------------------------
                                                                 $  688,040,864
-------------------------------------------------------------------------------
Textiles & Apparel -- 1.7%
-------------------------------------------------------------------------------
              Cluett American Corp
$ 13,351,262  Term loan, maturing May 18, 2005                   $   13,351,262
              Collins & Aikman Floorcovering
   3,129,412  Term loan, maturing June 30, 2002                       3,129,412
  11,000,000  Term loan, maturing June 3, 2004                       11,000,000
              Galey & Lord, Inc.
  12,397,224  Term loan, maturing April 2, 2005                      11,157,501
   8,794,420  Term loan, maturing April 1, 2006                       7,914,978
              GFSI, Inc.
  12,050,624  Term loan, maturing March 31, 2004                     12,050,624
              Globe Manufacturing Corp
  12,039,500  Term loan, maturing July 31, 2006                      11,557,920
              Joan Fabrics Corporation
   4,404,898  Term loan, maturing June 30, 2003                       4,404,898
  10,435,625  Term loan, maturing June 30, 2005                      10,383,447
   5,259,279  Term loan, maturing June 30, 2006                       5,232,982
              Pillowtex Corporation
  34,393,038  Term loan, maturing December 31, 2004                  34,393,038
              The William Carter Company
  22,446,638  Term loan, maturing October 31, 2003                   22,437,278
              Walls Industries, Inc.
   4,723,403  Term loan, maturing February 28, 2005                   4,723,403
   6,638,298  Term loan, maturing February 28, 2006                   6,638,298
-------------------------------------------------------------------------------
                                                                 $  158,375,041
-------------------------------------------------------------------------------
Theaters -- 1.0%
-------------------------------------------------------------------------------
              Carmike Cinemas, Inc.
$ 11,260,936  Term loan, maturing February 25, 2005              $   11,260,936
              Edwards Megaplex Holdings, LLC
  11,500,000  Term loan, maturing August 25, 2006                    11,500,000
              Hollywood Theater Holdings, Inc.
   8,887,500  Term loan, maturing March 31, 2006                      8,887,500
              Panavision International, L.P.
  22,808,333  Term loan, maturing March 31, 2005                     22,808,333
              Regal Cinemas Inc.
  24,500,000  Term loan, maturing May 27, 2005                       24,500,000
  14,306,206  Term loan, maturing May 27, 2006                       14,306,206
   3,624,363  Term loan, maturing May 27, 2007                        3,624,363
-------------------------------------------------------------------------------
                                                                 $   96,887,338
-------------------------------------------------------------------------------
Utilities -- 0.2%
-------------------------------------------------------------------------------
              Western Resources Inc.
$ 20,000,000  Term loan, maturing March 17, 2003                 $   20,000,000
-------------------------------------------------------------------------------
                                                                 $   20,000,000
-------------------------------------------------------------------------------
Total Senior, Secured, Floating-Rate Interests
  (identified cost, $8,353,124,571)                              $8,240,318,549
-------------------------------------------------------------------------------

Common Stocks and Warrants -- 0.1%

Shares/Rights Security                                           Value
-------------------------------------------------------------------------------
     806,708  AFC Enterprise Common Stock*                       $    6,251,987
         583  AM Cosmetics (Series E) Preferred Stock*                        0
      52,190  AM Cosmetics Common Stock*                                      0
         608  Classic Cable Common Stock Warrants*                            0
     150,272  Philips Services Corp. Common Stock*                      914,122
      34,364  PSI Acquisition Warrants*                                       0
     375,713  Tokheim Common Stock Warrants*                                  0
-------------------------------------------------------------------------------
Total Common Stocks and Warrants
  (identified cost, $1,197,647)                                  $    7,166,109
-------------------------------------------------------------------------------
Commercial Paper  -- 9.7%
Principal
Amount        Security                                           Value
-------------------------------------------------------------------------------
$101,033,000  American Express, 6.78%, 7/7/00                    $  100,918,833
 100,000,000  American General Finance, 6.90%, 7/3/00                99,961,667
  66,385,000  Associates Corp., 6.52%, 7/24/00                       66,108,470
  50,192,000  Associates Corp. of North America, 6.89%, 7/3/00       50,172,788
  85,000,000  CIT Group Holdings, 6.77%, 7/6/00                      84,920,076
  25,000,000  Corporate Asset Funding, 6.55%, 7/11/00                24,954,514
  28,312,000  Corporate Asset Funding, 6.51%, 7/19/00                28,219,844
  50,000,000  Corporate Asset Funding, 6.52%, 7/24/00                49,791,722
  39,000,000  Corporate Receivables Corp., 6.55%, 7/13/00            38,914,850
 180,000,000  Ford Motor, 6.59%, 7/3/00                             179,934,100
 180,000,000  Prudential Funding Corp., 6.77%, 7/5/00               179,864,600
-------------------------------------------------------------------------------
Total Commercial Paper
  (amortized cost, $903,761,464)                                 $  903,761,464
-------------------------------------------------------------------------------
Total Investments
  (identified cost, $9,258,083,682)                              $9,151,246,122
-------------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.5%                           $  136,203,973
-------------------------------------------------------------------------------
Total Net Assets -- 100.0%                                       $9,287,450,095
-------------------------------------------------------------------------------
(1) Senior secured floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election.
    The degree to which borrowers repay, whether as a contractual requirement or at the election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior secured floating rate interests will have an expected average life of approximately three years.
  * Non-income producing.

Note: At June 30, 2000, the Portfolio had unfunded commitments amounting to $113,182,126 under various revolving credit agreements.

                       See notes to financial statements

Senior Debt Portfolio as of June 30, 2000

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of June 30, 2000
(Expressed in United States Dollars)

Assets
------------------------------------------------------------------------------
Investments, at value
  (identified cost, $9,258,083,682)                             $9,151,246,122
Cash                                                                79,031,056
Receivable for investments sold                                        460,000
Interest receivable                                                 69,102,845
Miscellaneous receivable                                               101,715
Deferred organization expenses                                          16,109
Prepaid expenses                                                     1,067,494
------------------------------------------------------------------------------
Total assets                                                    $9,301,025,341
------------------------------------------------------------------------------
Liabilities
------------------------------------------------------------------------------
Deferred facility fee income                                    $   13,327,312
Payable to affiliate for Trustees' fees                                 13,472
Accrued expenses                                                       234,462
------------------------------------------------------------------------------
Total liabilities                                               $   13,575,246
------------------------------------------------------------------------------
Net assets applicable to investors' interest in Portfolio       $9,287,450,095
------------------------------------------------------------------------------
Sources of Net Assets
------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals         $9,394,287,655
Net unrealized depreciation (computed on the basis
   of identified cost)                                            (106,837,560)
------------------------------------------------------------------------------
Total                                                           $9,287,450,095
------------------------------------------------------------------------------

                       See notes to financial statements

Statement of Operations

For the Six Months Ended June 30, 2000
(Expressed in United States Dollars)

Investment Income
------------------------------------------------------------------------
Interest                                                    $411,152,252
Facility fees earned                                           4,733,941
Miscellaneous                                                    159,983
------------------------------------------------------------------------
Total investment income                                     $416,046,176
------------------------------------------------------------------------
Expenses
------------------------------------------------------------------------
Investment adviser fee                                      $ 19,582,664
Trustees fees and expenses                                         1,481
Custodian fee                                                    738,830
Legal and accounting services                                    392,886
Interest                                                         273,860
Amortization of organization expenses                              3,094
Miscellaneous                                                    130,400
------------------------------------------------------------------------
Total expenses                                              $ 21,123,215
------------------------------------------------------------------------
Net investment income                                       $394,922,961
------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
------------------------------------------------------------------------
Net realized gain (loss) --
  Investment transactions (identified cost basis)           $(14,069,261)
------------------------------------------------------------------------
Net realized loss                                           $(14,069,261)
------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
  Investments (identified cost basis)                       $(40,555,703)
------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)        $(40,555,703)
------------------------------------------------------------------------
Net realized and unrealized loss                            $(56,624,964)
------------------------------------------------------------------------
Net increase in net assets from operations                  $340,297,997
------------------------------------------------------------------------

                       See notes to financial statements

Senior Debt Portfolio as of June 30, 2000

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets
(Expressed in United States Dollars)
                                        Six Months Ended      Year Ended
Increase (Decrease) in Net Assets       June 30, 2000         December 31, 1999
-------------------------------------------------------------------------------
From operations --
  Net investment income                 $  394,922,961        $  608,035,587
  Net realized loss                        (14,069,261)          (20,731,038)
  Net change in unrealized
    appreciation (depreciation)            (40,555,703)          (62,738,620)
-------------------------------------------------------------------------------
Net increase in net assets
  from operations                       $  340,297,997        $  524,565,929
-------------------------------------------------------------------------------
Capital transactions --
  Contributions                         $1,296,978,541        $4,388,066,031
  Withdrawals                           (1,736,677,766)       (1,956,114,319)
-------------------------------------------------------------------------------
Net increase (decrease) in net
  assets from capital transactions      $ (439,699,225)       $2,431,951,712
-------------------------------------------------------------------------------
Net increase (decrease) in net assets   $  (99,401,228)       $2,956,517,641
-------------------------------------------------------------------------------
Net Assets
-------------------------------------------------------------------------------
At beginning of period                  $9,386,851,323        $6,430,333,682
-------------------------------------------------------------------------------
At end of period                        $9,287,450,095        $9,386,851,323
-------------------------------------------------------------------------------

                       See notes to financial statements

Statement of Cash Flows
(Expressed in United States Dollars)
                                                             Six Months Ended
Increase (Decrease) in Cash                                  June 30, 2000
-------------------------------------------------------------------------------
Cash flows from (used for) operating activities --
  Purchase of loan interests                                   $(2,579,811,084)
  Proceeds from sales and principal repayments                   2,360,706,831
  Interest received                                                398,290,444
  Facility fees received                                            (1,430,598)
  Miscellaneous income received                                        159,983
  Interest paid                                                       (367,722)
  Operating expenses paid                                          (20,889,095)
  Net increase in short-term investments                           184,703,154
-------------------------------------------------------------------------------
Net cash from operating activities                             $   341,361,913
-------------------------------------------------------------------------------
Cash flows from (used for) financing activities --
  Proceeds from capital contributions                          $ 1,296,978,541
  Payments for capital withdrawals                              (1,736,677,766)
-------------------------------------------------------------------------------
Net cash used for financing activities                         $  (439,699,225)
-------------------------------------------------------------------------------
Net decrease in cash                                           $   (98,337,312)
-------------------------------------------------------------------------------
Cash at beginning of year                                      $   177,368,368
-------------------------------------------------------------------------------
Cash at end of year                                            $    79,031,056
-------------------------------------------------------------------------------

Reconciliation of Net Increase in Net Assets
From Operations to Net Cash From
Operating Activities
-------------------------------------------------------------------------------
Net increase in net assets from operations                      $  340,297,997
Increase in receivable for investments sold                           (460,000)
Increase in interest receivable                                    (12,861,808)
Increase in prepaid expenses                                           (15,331)
Decrease in deferred organization expenses                               3,094
Decrease in payable to affiliate                                       (18,728)
Decrease in deferred facility fee income                            (6,164,539)
Decrease in accrued expenses                                          (105,732)
Net decrease in investments                                         20,686,960
-------------------------------------------------------------------------------
Net cash from operating activities                              $  341,361,913
-------------------------------------------------------------------------------

                      See notes to financial statements

Senior Debt Portfolio as of June 30, 2000

FINANCIAL STATEMENTS CONT'D

Supplementary Data
(Expressed in United States Dollars)

                                                                                   Year Ended December 31,
                                              Six Months Ended  ---------------------------------------------------------------
                                               June 30, 2000       1999          1998          1997          1996         1995(1)
-------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
-------------------------------------------------------------------------------------------------------------------------------
Operating expenses                                0.44%(2)         0.56%         0.93%         0.94%         0.98%         1.01%(2)
Interest expense                                  0.01%(2)         0.01%         0.01%         0.02%         0.04%         0.13%(2)
Total expense                                     0.45%            0.57%         0.94%         0.96%         1.02%         1.14%
Net investment income                             8.34%(2)         7.32%         7.12%         7.12%         7.17%         7.95%(2)
Portfolio turnover                                  29%              64%           56%           81%           75%           39%
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)   $9,287,450       $9,386,851    $6,430,334    $4,035,072    $3,010,074    $1,621,339
-------------------------------------------------------------------------------------------------------------------------------
(1) For the period from the start of business, February 22, 1995, to December 31, 1995.
(2) Annualized.

                       See notes to financial statements

Senior Debt Portfolio as of June 30, 2000

NOTES TO FINANCIAL STATEMENTS
(Expressed in United States Dollars)

1 Significant Accounting Policies
-------------------------------------------------------------------------------
  Senior Debt Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a non-diversified, closed-end investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

  A Investment Valuation -- The Portfolio's investments are in interests in senior floating-rate loans (Senior Loans). Certain senior loans are deemed to be liquid because reliable market quotations are readily available for them. Boston Management and Research (BMR) values liquid Senior Loans at their market value, so that they are marked to market daily. Other Senior Loans are valued at fair value by the Portfolio's investment advisor, BMR, under procedures established by the Trustees as permitted by Section 2(a) (41) of the Investment Company Act of 1940. Such procedures include the consideration of relevant factors, data and information relating to fair value, including
  (i) the characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, period until next interest rate reset, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the Borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Portfolio's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the Borrower, based on an evaluation of its financial condition, financial statements and information about the Borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan including price quotations for and trading in the Senior Loan, and interests in similar Senior Loans and the market environment and investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the reputation and financial condition of the agent and any intermediate participant in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan. Portfolio securities (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities which may use market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, portfolio securities will be valued at the last sales price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. The value of interest rate swaps will be determined in accordance with a discounted present value formula and then confirmed by obtaining a bank quotation. Short-term obligations which mature in sixty days or less are valued at amortized cost, if their original term to maturity when acquired by the Portfolio was 60 days or less or are valued at amortized cost using their value on the 61st day prior to maturity, if their original term to maturity when acquired by the Portfolio was more then 60 days, unless in each case this is determined not to represent fair value. Repurchase agreements are valued at cost plus accrued interest. Other portfolio securities for which there are no quotations or valuations are valued at fair value as determined in good faith by or on behalf of the Trustees.

  B Income -- Interest income from Senior Loans is recorded on the accrual basis at the then-current interest rate, while all other interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Facility fees received are recognized as income over the expected term of the loan.

  C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

  D Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

  E Other -- Investment transactions are accounted for on a trade date basis.

  F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
--------------------------------------------------------------------------------
  The investment advisory fee is paid to BMR as compensation for investment advisory services rendered to the Portfolio. The fee is computed at a monthly rate of 19/240 of 1% (0.95% annually) of the Portfolio's average daily gross assets up to and including $1 billion and at reduced rates as daily gross assets exceed that level. Effective May 1, 1999, the Trustees of the Portfolio voted to accept a waiver of BMR's compensation so that the aggregate advisory fees paid by the Portfolio under the advisory agreement during any fiscal will not exceed on an annual basis 0.50% of average daily gross assets of the Portfolio up to and including $1 billion and at reduced rates as daily gross assets exceed that level. For the six months ended June 30, 2000, the effective annual rate, based on average daily gross assets, was 0.41% and amounted to $19,582,664. Except as to Trustees of the Portfolio who are not members of BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee.

  Certain officers and Trustees of the Portfolio are officers of BMR. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2000, no significant amounts have been deferred.

  During the six months ended June 30, 2000 the Portfolio engaged in purchase transactions with other funds that also utilize BMR, or an affiliate of BMR, as an investment adviser. These purchase transactions complied with Rule 17a-7 under the Investment Company Act of 1940 and amounted to $18,370,048.

3 Investments
--------------------------------------------------------------------------------
  The Portfolio invests primarily in Senior Loans. The ability of the issuers of the Senior Loans to meet their obligations may be affected by economic developments in a specific industry. The cost of purchases and the proceeds from principal repayments and sales of Senior Loans for the six months ended June 30, 2000 aggregated $2,579,811,084 and $2,361,166,831, respectively.

4 Short-Term Debt and Credit Agreements
--------------------------------------------------------------------------------
  The Portfolio has a $400 million unsecured line of credit with a group of banks to permit the Portfolio to invest in accordance with its investment practices. Interest is charged under the credit agreement at the bank's base rate or at an amount above LIBOR. Interest expense includes a commitment fee of approximately $273,860 which is computed at the annual rate of 0.10% of the credit agreement. There were no significant borrowings under this agreement during the six months ended June 30, 2000. As of June 30, 2000, the Portfolio had no borrowings outstanding.

5 Federal Income Tax Basis of Investments
--------------------------------------------------------------------------------
  The cost and unrealized appreciation/depreciation in the value of the investments owned at June 30, 2000, as computed on a federal income tax basis, were as follows:

  Aggregate cost                                             $9,258,083,682
  -------------------------------------------------------------------------
  Gross unrealized appreciation                              $   15,485,850
  Gross unrealized depreciation                                (122,323,410)
  -------------------------------------------------------------------------
  Net unrealized depreciation                                $ (106,837,560)
  -------------------------------------------------------------------------

Senior Debt Portfolio as of June 30, 2000

INDEPENDENT AUDITORS' REPORT

To the Trustees and Investors
of Senior Debt Portfolio:
--------------------------------------------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Senior Debt Portfolio (the Portfolio) as of June 30, 2000, the related statements of operations and cash flows for the period then ended, the statements of changes in net assets for the six months ended June 30, 2000 and the year ended December 31, 1999, and the supplementary data for the six months ended June 30, 2000 and each of the years in the four-year period ended December 31, 1999 and for the period from the start of business, February 22, 1995, to December 31, 1995 (all expressed in U.S. Dollars). These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities and Senior Loans owned at June 30, 2000 by correspondence with the custodian and selling or agent banks; where replies were not received from selling or agent banks, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of Senior Debt Portfolio as of June 30, 2000, and the results of its operations, its cash flows, the changes in net assets and its supplemental data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1A, the financial statements include Senior Loans and certain other securities held by the Portfolio valued at $4,089,050,064 (44.03% of net assets of the Portfolio), which values are fair values determined by the Portfolio's investment adviser in the absence of actual market values. Determination of fair value involves subjective judgment, as the actual market value of a particular Senior Loan or security can be established only by negotiations between the parties in a sale transaction. We have reviewed the procedures established by the Trustees and used by the Portfolio's investment adviser in determining the fair values of such Senior Loans and securities and have inspected underlying documentation, and in the circumstances, we believe that the procedures are reasonable and the documentation appropriate.

               DELOITTE & TOUCHE LLP
               Boston, Massachusetts
               August 11, 2000

Eaton Vance Institutional Senior Floating-Rate Fund AS OF JUNE 30, 2000

-------------------------------------------------------------------------------
INVESTMENT MANAGEMENT
-------------------------------------------------------------------------------

Eaton Vance Institutional Senior Floating-Rate Fund

Officers                         Trustees

JAMES B. HAWKES                  JESSICA M. BIBLIOWICZ
President and Trustee            President and Chief Executive Officer
                                 National Financial Partners

SCOTT H. PAGE
Vice President                   DONALD R. DWIGHT
                                 President, Dwight Partners, Inc.

PAYSON F. SWAFFIELD
Vice President                   SAMUEL L. HAYES, III
                                 Jacob H. Schiff Professor of Investment Banking
                                 Emeritus, Harvard University
JAMES L. O'CONNOR                Graduate School of Business Administration
Treasurer

                                 NORTON H. REAMER
ALAN R. DYNNER                   Chairman of the Board,
Secretary                        United Asset Management Corporation

                                 LYNN A. STOUT
                                 Professor of Law,
                                 Georgetown University Law Center

                                 JACK L. TREYNOR
                                 Investment Adviser and Consultant

Senior Debt Portfolio

Officers                         Trustees

JAMES B. HAWKES                  JESSICA M. BIBLIOWICZ
President and Trustee            President and Chief Executive Officer,
                                 National Financial Partners

SCOTT H. PAGE
Vice President and               DONALD R. DWIGHT
Co-Portfolio Manager             President, Dwight Partners, Inc.

PAYSON F. SWAFFIELD              SAMUEL L. HAYES, III
Vice President and               Jacob H. Schiff Professor of Investment Banking
Co-Portfolio Manager             Emeritus, Harvard University
                                 Graduate School of Business Administration

JAMES L. O'CONNOR
Treasurer                        NORTON H. REAMER
                                 Chairman of the Board,
                                 United Asset Management Corporation
ALAN R. DYNNER
Secretary
                                 LYNN A. STOUT
                                 Professor of Law,
                                 Georgetown University Law Center

                                 JACK L. TREYNOR
                                 Investment Adviser and Consultant

INVESTMENT ADVISER OF SENIOR DEBT PORTFOLIO
Boston Management and Research
The Eaton Vance Building
255 State Street
Boston, MA 02109

ADMINISTRATOR OF EATON VANCE INSTITUTIONAL SENIOR FLOATING-RATE FUND Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC, Inc.
Attn:  Eaton Vance Funds
P.O. Box 9653
Providence, RI  02904-9653
(800) 262-1122



EATON VANCE INSTITUTIONAL SENIOR FLOATING-RATE FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109


-------------------------------------------------------------------------------
      This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its expenses. Please read the prospectus carefully before you invest or send money.
-------------------------------------------------------------------------------

168-8/00                                                               I-SFRSRC